Property, Plant and Equipment (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Depreciation and Amortization Excluding Acquisition-Related Intangibles Amortization	$ 57.0	$ 47.9	$ 42.0
Repairs and maintenance expense	$ 12.9	$ 11.8	$ 10.9